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VERMONT PROSPECTUS SUPPLEMENT - JANUARY 31, 1996
IDS State Tax-Exempt Funds Prospectus (Aug. 29, 1995)
Form No. S-6328 J (8/95)
      IDS California Tax-Exempt Fund
      IDS Massachusetts Tax-Exempt Fund
      IDS Michigan Tax-Exempt Fund
      IDS Minnesota Tax-Exempt Fund
      IDS New York Tax-Exempt Fund
      IDS Ohio Tax-Exempt Fund

The section captioned "Facts about investments and their risks" is revised to include the paragraph:

      "The price of bonds generally falls as interest rates increase, and rises as interest rates decrease. The price of bonds also fluctuates if the credit rating is upgraded or downgraded."

Form No. S-6328-33 (1/96)
*Destroy - Aug. 29, 1996